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                           COLUMBIA FUNDS SERIES TRUST

                        COLUMBIA ASSET ALLOCATION FUND II
              COLUMBIA CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND
                     COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES
                             COLUMBIA CASH RESERVES
                      COLUMBIA CONVERTIBLE SECURITIES FUND
                COLUMBIA GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
                           COLUMBIA GLOBAL VALUE FUND
                          COLUMBIA GOVERNMENT RESERVES
                            COLUMBIA HIGH INCOME FUND
                        COLUMBIA INTERNATIONAL VALUE FUND
                          COLUMBIA LARGE CAP CORE FUND
                      COLUMBIA LARGE CAP ENHANCED CORE FUND
                          COLUMBIA LARGE CAP INDEX FUND
                          COLUMBIA LARGE CAP VALUE FUND
                   COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO
                       COLUMBIA LIFEGOAL GROWTH PORTFOLIO
                  COLUMBIA LIFEGOAL INCOME AND GROWTH PORTFOLIO
                       COLUMBIA LIFEGOAL INCOME PORTFOLIO
                     COLUMBIA MARSICO FOCUSED EQUITIES FUND
                          COLUMBIA MARSICO GROWTH FUND
                COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND
                       COLUMBIA MARSICO 21ST CENTURY FUND
               COLUMBIA MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
                    COLUMBIA MASTERS GLOBAL EQUITY PORTFOLIO
                       COLUMBIA MASTERS HERITAGE PORTFOLIO
                 COLUMBIA MASTERS INTERNATIONAL EQUITY PORTFOLIO
                           COLUMBIA MID CAP INDEX FUND
                           COLUMBIA MID CAP VALUE FUND
                         COLUMBIA MONEY MARKET RESERVES
                COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY FUND
                           COLUMBIA MUNICIPAL RESERVES
                      COLUMBIA NEW YORK TAX-EXEMPT RESERVES
            COLUMBIA NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                          COLUMBIA SHORT TERM BOND FUND
                     COLUMBIA SHORT TERM MUNICIPAL BOND FUND
                        COLUMBIA SMALL CAP GROWTH FUND II
                          COLUMBIA SMALL CAP INDEX FUND
                        COLUMBIA SMALL CAP VALUE FUND II
            COLUMBIA SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                          COLUMBIA TAX-EXEMPT RESERVES
                         COLUMBIA TOTAL RETURN BOND FUND
                           COLUMBIA TREASURY RESERVES
               COLUMBIA VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                   (THE FUNDS)

                        COLUMBIA GOVERNMENT PLUS RESERVES
                             COLUMBIA PRIME RESERVES

                       SUPPLEMENT DATED SEPTEMBER 29, 2006
TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS, DATED AUGUST 1, 2006,
   AND TO THE STATEMENT OF ADDITIONAL INFORMATION FOR COLUMBIA GOVERNMENT PLUS
          RESERVES AND COLUMBIA PRIME RESERVES DATED FEBRUARY 28, 2006

     Effective immediately, the Statements of Additional Information for all shares classes of the Funds, Columbia Government Plus Reserves and Columbia Prime Reserves are hereby supplemented by adding the following as the first section under the heading "Management of the Trust":

     CERTAIN INVESTMENT ACTIVITY LIMITS

     The overall investment activities of CMA and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund's activities also may be restricted because of regulatory restrictions applicable to CMA and its affiliates, and/or their internal policies.

INT-50/114419-0906